FAIR VALUE (Details) - USD ($)		Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value option investments		$ 10,523,000	$ 9,282,000	$ 3,080,000	$ 5,491,073
Third Party Technology Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value option investments	[1]	7,330,000	6,089,000
A third-party online company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value option investments	[2]	$ 3,193,000	$ 3,193,000

[1]	In August 2014, the Group acquired 4.76% equity interest in a third-party technology company with a total cash consideration of $5,000,000. The equity interest was acquired through the Group's purchase of its redeemable preferred shares. The fair value change of the investment was $1,089,000 and $1,265,852 in the fiscal year 2015 and 2016, respectively.
[2]	In February 2013, the Group acquired 16.85% equity interest in a third-party online education company with a total cash consideration of $3,080,000. The equity interest was acquired through the Group's purchase of its redeemable preferred shares. The fair value change of the investment was $113,000 and $nil in the fiscal year 2015 and 2016, respectively.